Proforma Condensed Combined Balance Sheets (Unaudited)	Aug. 31, 2025 USD ($)
The Marquie Group Inc [Member]
CURRENT ASSETS
Cash and cash equivalents	$ 41,007
Accounts receivable	22,960
Other assets	0
Total Current Assets	63,967
OTHER ASSETS
Investment in Acquisition	2,500,000
Loans receivable, related party	35,237
Music inventory, net of accumulated depreciation of $21,854	414
Trademark costs	11,165
Total Other Assets	2,546,816
TOTAL ASSETS	2,610,783
CURRENT LIABILITIES
Accounts payable and accrued liabilities	123,636
Accrued interest payable on note payable	934,518
Notes payable	635,801
Derivative liability	63,448
Notes payable to related parties	2,616,792
Total Current Liabilities	4,374,195
TOTAL LIABILITIES	4,374,195
STOCKHOLDERS’ AND MEMBERS’ EQUITY
Members’ capital	0
Contributions (distributions)	0
Preferred Stock, $0.0001 par value; 20,000,000 shares authorized, 200 shares issued and outstanding	0
Common stock, $0.0001 par value; 5,000,000 shares authorized, 4,121,479 shares issued and outstanding	411
Additional paid-in-capital	16,478,194
Accumulated deficit	(18,242,017)
Total Stockholders’ and Members’ Equity	(1,763,412)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	2,610,783
Get Golf Com L L C [Member]
CURRENT ASSETS
Cash and cash equivalents	26,933
Accounts receivable	0
Other assets	5,000
Total Current Assets	31,933
OTHER ASSETS
Investment in Acquisition	0
Loans receivable, related party	0
Music inventory, net of accumulated depreciation of $21,854	0
Trademark costs	0
Total Other Assets	0
TOTAL ASSETS	31,933
CURRENT LIABILITIES
Accounts payable and accrued liabilities	2,123
Accrued interest payable on note payable	0
Notes payable	0
Derivative liability	0
Notes payable to related parties	20,000
Total Current Liabilities	22,123
TOTAL LIABILITIES	22,123
STOCKHOLDERS’ AND MEMBERS’ EQUITY
Members’ capital	237,427
Contributions (distributions)	(16,102)
Preferred Stock, $0.0001 par value; 20,000,000 shares authorized, 200 shares issued and outstanding	0
Common stock, $0.0001 par value; 5,000,000 shares authorized, 4,121,479 shares issued and outstanding	0
Additional paid-in-capital	0
Accumulated deficit	(211,515)
Total Stockholders’ and Members’ Equity	9,810
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	31,933
Revision of Prior Period, Adjustment [Member]
CURRENT ASSETS
Cash and cash equivalents	0
Accounts receivable	0
Other assets	0
Total Current Assets	0
OTHER ASSETS
Investment in Acquisition	0
Loans receivable, related party	0
Music inventory, net of accumulated depreciation of $21,854	0
Trademark costs	0
Total Other Assets	0
TOTAL ASSETS	0
CURRENT LIABILITIES
Accounts payable and accrued liabilities	0
Accrued interest payable on note payable	0
Notes payable	0
Derivative liability	0
Notes payable to related parties	0
Total Current Liabilities	0
TOTAL LIABILITIES	0
STOCKHOLDERS’ AND MEMBERS’ EQUITY
Members’ capital	(237,427)
Contributions (distributions)	16,102
Preferred Stock, $0.0001 par value; 20,000,000 shares authorized, 200 shares issued and outstanding	0
Common stock, $0.0001 par value; 5,000,000 shares authorized, 4,121,479 shares issued and outstanding	0
Additional paid-in-capital	9,810
Accumulated deficit	211,515
Total Stockholders’ and Members’ Equity	0
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	0
Pro Forma [Member]
CURRENT ASSETS
Cash and cash equivalents	67,940
Accounts receivable	22,960
Other assets	5,000
Total Current Assets	95,900
OTHER ASSETS
Investment in Acquisition	2,500,000
Loans receivable, related party	35,237
Music inventory, net of accumulated depreciation of $21,854	414
Trademark costs	11,165
Total Other Assets	2,546,816
TOTAL ASSETS	2,642,716
CURRENT LIABILITIES
Accounts payable and accrued liabilities	125,759
Accrued interest payable on note payable	934,518
Notes payable	635,801
Derivative liability	63,448
Notes payable to related parties	2,636,792
Total Current Liabilities	4,396,318
TOTAL LIABILITIES	4,396,318
STOCKHOLDERS’ AND MEMBERS’ EQUITY
Members’ capital	0
Contributions (distributions)	0
Preferred Stock, $0.0001 par value; 20,000,000 shares authorized, 200 shares issued and outstanding	0
Common stock, $0.0001 par value; 5,000,000 shares authorized, 4,121,479 shares issued and outstanding	411
Additional paid-in-capital	16,488,004
Accumulated deficit	(18,242,017)
Total Stockholders’ and Members’ Equity	(1,753,602)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 2,642,716